Related Party Transactions	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

4.   Related Party Transactions

The Company's CEO and Director is related to the sublessor of our subleased office and warehouse space in Los Angeles, California.  Payments on the sub-lease were $28,690 for the three months ended March 31, 2012.

Steve Beauregard, our COO is the founder and a majority stockholder in Regard Solutions, Inc., (“Regard”). We have an agreement with Regard for Technical Services and Project Management. The Company incurred expenses of $163,275 from Regard for the three months ended March 31, 2012.

7.   Related Party Transactions

The Company's CEO and Director is related to the sublessor of the 8884 Venice Blvd. (See Note 12).

Steve Beauregard, our COO is the founder and a majority stockholder in Regard Solutions, Inc., (“Regard”). We have entered into an agreement with Regard for Technical Services and Project Management. The Company incurred $90,623 in expense from Regard of which $83,435 was paid as of December 31, 2011.

Pursuant to the Securities Exchange Agreement, on November 8, 2011, we issued 30,350,000 common shares to Amir Mireskandari and Khaled Alattar, the former members of LY Retail, Texas. Immediately following the securities exchange, Mireskandari and Alattar became our principal stockholders. Mr. Mireskandari was also appointed as the Chairman of our Board of Directors.

Additionally, in connection with our Round 1 and Round 2 Financing, we issued (i) 417,416 shares of our common stock to Mireskandari and 482,584 shares of our common stock to Alattar; (ii) Series A Warrants exercisable for 208,708 shares of our common stock to Mireskandari and Series A Warrants exercisable for 241,292 shares of our common stock to Alattar; and (iii) Series B Warrants exercisable for 208,708 shares of our common stock to Mireskandari and Series B Warrants exercisable for 241,292 shares of our common stock to Alattar. In consideration for the purchase price for such securities, Mireskandari and Alattar delivered to the Company Bridge Notes in the aggregate principal amount of $115,000 and cash of $15,000.

Prior to the securities exchange, LY Retail Texas and Mireskandari and Alattar entered into Bridge Notes in the aggregate principal amount of $115,000. As set forth above, such Bridge Notes were exchanged for units in the Offering.